Supplement dated September 30, 2019 to the

Prospectus and Statement of Additional Information (“SAI”)
each dated January 31, 2019, as previously supplemented, of the

ETFMG Prime Mobile Payments ETF (IPAY)
ETFMG Prime Cyber Security ETF (HACK)
ETFMG Prime Junior Silver ETF (SILJ)
ETFMG Drone Economy Strategy ETF (IFLY)
ETFMG Video Game Tech ETF (GAMR)
ETFMG Alternative Harvest ETF (MJ)
Etho Climate Leadership U.S. ETF (ETHO) BlueStar Israel Technology ETF (ITEQ) AI Powered Equity ETF (AIEQ)
(each, a “Fund”, and collectively, the “Funds”)

Effective immediately, James B. Francis no longer serves as a portfolio manager for the Funds or as Chief Investment Officer of ETF Managers Group LLC (the “Adviser”), and all references to Mr. Francis are deleted in their entirety.
Effective September 30, 2019, Frank Vallario and Donal Bishnoi, each have been added as a portfolio manager for the Funds. Mr. Vallario will also serve the role of Chief Investment Officer of the Adviser. Samuel R. Masucci, III, Chief Executive Officer of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, will each continue to manage the Funds.
As a result of the above changes, each Fund’s portfolio management team is as follows:
Samuel R. Masucci, III, Chief Executive Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Frank Vallario, Chief Investment Officer of the Adviser
Donal Bishnoi, Portfolio Manager of the Adviser
The “Portfolio Managers” section of each Prospectus has been supplemented with the following:
Frank Vallario, CIO
Frank Vallario will serve in the role of Chief Investment Officer for the Advisor. Mr. Vallario is responsible for the portfolio construction, trading, risk management and portfolio analysis processes associated with ETF strategies. Prior to his current role at the Adviser, Mr. Vallario has had a variety of senior roles over his 25-year career in financial services. He joined Oppenheimer Funds in 2017 where he was Head of Equity Portfolio Management for Smart Beta ETFs. Prior to that he was a Senior Portfolio Manager at Columbia Threadneedle from September 2015 to June 2017 where he was responsible for the day to day management of the firm’s ETF business, which was acquired from his previous firm, Emerging Global Advisors (EGA). From September 2010 to September 2015, he was relationship manager at MSCI responsible for providing investment solutions to complex problems using MSCI Barra’s fundamental models and portfolio construction tools. Previously, he was a partner in a start-up asset management firm where he served as the director of portfolio management. Mr. Vallario began his career at UBS Global Asset Management where he spent over a decade in various quantitative portfolio management equity roles including equity market neutral, tactical asset allocation, structured active equities, enhanced index, passive management and factor research. Mr. Vallario serves on the Investment Committee for the Girl Scouts of Connecticut and is a University Affiliate at the University of Utah - David Eccles School of Business. He received a B.S. in Finance from Lehigh University and a M.B.A. with a concentration in Finance from Rutgers University.
Donal Bishnoi, Portfolio Manager
Donal A. Bishnoi, CFA, has more than 16 years of experience in portfolio management and risk management. Prior to joining the Adviser, Mr. Bishnoi held a senior portfolio management position with Oppenheimer Funds from 2018 to 2019 where he was responsible for managing approximately $5 billion in assets across 20 passive strategies. Prior to joining Oppenheimer Funds in 2010, Mr. Bishnoi managed a long/short systematic equity strategy at Moore Capital from 2007 to 2009. He holds a bachelor’s degree from Boston University’s Questrom School of Business and is a CFA charter holder.
The “Portfolio Managers” section of each SAI has been supplemented with the following:
Portfolio Manager Compensation. Mr. Vallario’s and Mr. Bishnoi’s compensation includes a salary and discretionary bonus based on the profitability of the Adviser. No compensation is directly related to the performance of the underlying assets.
Portfolio Manager Fund Ownership. As of September 30, 2019, Mr. Vallario and Mr. Bishnoi did not own any shares of the Funds.
Other Accounts. As of September 30, 2019, Mr. Vallario and Mr. Bishnoi did not manage any other accounts for the Adviser.

Effective immediately, the “Litigation” section of each Prospectus is revised to read as follows:
PENDING - The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. The matter is scheduled for trial in January 2020.
PENDING - The Adviser, its parent, Exchange Traded Managers Group, LLC and its chief executive officer are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded funds discussed above. The matter was the subject of a bench trial in the Southern District of New York in May 2019, with closing arguments held on July 10, 2019.  The parties are now awaiting the decision of the court. While the Adviser cannot predict the outcome of this lawsuit, the Adviser believes that any judgement against it will not affect its ability to continue to act as investment adviser to the Funds.
Effective immediately, the name of the ETFMG Prime Junior Silver ETF (SILJ) is changed to the “ETFMG Prime Junior Silver Miners ETF”. All references to the Fund’s name in the Fund’s Prospectus and Statement of Additional Information are updated to reflect the Fund’s new name.
Effective immediately, the Etho Climate Leadership U.S. ETF (ETHO), Principal Investment Strategies section, tenth paragraph is revised to read as follows:
The Index is reconstituted annually in April. At the time of each reconstitution, the companies in the Index are equal weighted.
Effective immediately all references to inception date for the following Funds are replaced with the applicable inception date as follows:
ETFMG Prime Cyber Security ETF (HACK) inception date November 12, 2014
BlueStar Israel Technology ETF (ITEQ) November 3, 2015
Etho Climate Leadership U.S. ETF (ETHO) inception date November 19, 2015
ETFMG Alternative Harvest ETF (MJ) inception date December 3, 2015
ETFMG Drone Economy Strategy ETF (IFLY) inception date March 9, 2016
ETFMG Video Game Tech ETF (GAMR) inception date March 9, 2016
ETFMG Prime Mobile Payments ETF (IPAY) inception date July 16, 2016
Effective immediately the Officer table of each SAI is revised to reflect a name change for Reshma J. Amin as follows:
Reshma A. Tanczos, Chief Compliance Officer.

Please retain this Supplement with your Prospectus and SAI.

Supplement dated September 30, 2019 to the

Summary Prospectus
dated January 31, 2019, as previously supplemented, of the

AI Powered Equity ETF (AIEQ)
(the “Fund”)

Effective immediately, James B. Francis no longer serves as a portfolio manager for the Fund or as Chief Investment Officer of ETF Managers Group LLC (the “Adviser”), and all references to Mr. Francis are deleted in their entirety.
Effective September 30, 2019, Frank Vallario and Donal Bishnoi, have been added as a portfolio manager for the Fund. Mr. Vallario will also serve the role of Chief Investment Officer of the Adviser. Samuel R. Masucci, III, Chief Executive Officer of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, will each continue to manage the Fund.
As a result of the above changes, the Fund’s portfolio management team is as follows:
Samuel R. Masucci, III, Chief Executive Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Frank Vallario, Chief Investment Officer of the Adviser
Donal Bishnoi, Portfolio Manager of the Adviser

Please retain this Supplement with your Summary Prospectus

Supplement dated September 30, 2019 to the

Summary Prospectus
dated January 31, 2019, as previously supplemented, of the

ETFMG Prime Junior Silver ETF (SILJ)
(the “Fund”)

Effective immediately, James B. Francis no longer serves as a portfolio manager for the Fund or as Chief Investment Officer of ETF Managers Group LLC (the “Adviser”), and all references to Mr. Francis are deleted in their entirety.
Effective September 30, 2019, Frank Vallario and Donal Bishnoi, have been added as a portfolio manager for the Fund. Mr. Vallario will also serve the role of Chief Investment Officer of the Adviser. Samuel R. Masucci, III, Chief Executive Officer of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, will each continue to manage the Fund.
As a result of the above changes, the Fund’s portfolio management team is as follows:
Samuel R. Masucci, III, Chief Executive Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Frank Vallario, Chief Investment Officer of the Adviser
Donal Bishnoi, Portfolio Manager of the Adviser

Effective immediately, the name of the ETFMG Prime Junior Silver ETF (SILJ) is changed to the “ETFMG Prime Junior Silver Miners ETF”. All references to the Fund’s name in the Fund’s Prospectus and Statement of Additional Information are updated to reflect the Fund’s new name.

Please retain this Supplement with your Summary Prospectus

Supplement dated September 30, 2019 to the

Summary Prospectus
dated January 31, 2019, as previously supplemented, of the

ETFMG Prime Cyber Security ETF (HACK)
(the “Fund”)

Effective immediately, James B. Francis no longer serves as a portfolio manager for the Fund or as Chief Investment Officer of ETF Managers Group LLC (the “Adviser”), and all references to Mr. Francis are deleted in their entirety.
Effective September 30, 2019, Frank Vallario and Donal Bishnoi, have been added as a portfolio manager for the Fund. Mr. Vallario will also serve the role of Chief Investment Officer of the Adviser. Samuel R. Masucci, III, Chief Executive Officer of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, will each continue to manage the Fund.
As a result of the above changes, the Fund’s portfolio management team is as follows:
Samuel R. Masucci, III, Chief Executive Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Frank Vallario, Chief Investment Officer of the Adviser
Donal Bishnoi, Portfolio Manager of the Adviser

Effective immediately all references to inception date for the Fund is replaced with the inception date as follows:
ETFMG Prime Cyber Security ETF (HACK) inception date November 12, 2014

Please retain this Supplement with your Summary Prospectus

Supplement dated September 30, 2019 to the

Summary Prospectus
dated January 31, 2019, as previously supplemented, of the

BlueStar Israel Technology ETF (ITEQ)
(the “Fund”)

Effective immediately, James B. Francis no longer serves as a portfolio manager for the Fund or as Chief Investment Officer of ETF Managers Group LLC (the “Adviser”), and all references to Mr. Francis are deleted in their entirety.
Effective September 30, 2019, Frank Vallario and Donal Bishnoi, have been added as a portfolio manager for the Fund. Mr. Vallario will also serve the role of Chief Investment Officer of the Adviser. Samuel R. Masucci, III, Chief Executive Officer of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, will each continue to manage the Fund.
As a result of the above changes, the Fund’s portfolio management team is as follows:
Samuel R. Masucci, III, Chief Executive Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Frank Vallario, Chief Investment Officer of the Adviser
Donal Bishnoi, Portfolio Manager of the Adviser

Effective immediately all references to inception date for the Fund is replaced with the inception date as follows:
BlueStar Israel Technology ETF (ITEQ) inception date November 3, 2015

Please retain this Supplement with your Summary Prospectus

Supplement dated September 30, 2019 to the

Summary Prospectus
dated January 31, 2019, as previously supplemented, of the

Etho Climate Leadership U.S. ETF (ETHO)
(the “Fund”)

Effective immediately, James B. Francis no longer serves as a portfolio manager for the Fund or as Chief Investment Officer of ETF Managers Group LLC (the “Adviser”), and all references to Mr. Francis are deleted in their entirety.
Effective September 30, 2019, Frank Vallario and Donal Bishnoi, have been added as a portfolio manager for the Fund. Mr. Vallario will also serve the role of Chief Investment Officer of the Adviser. Samuel R. Masucci, III, Chief Executive Officer of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, will each continue to manage the Fund.
As a result of the above changes, the Fund’s portfolio management team is as follows:
Samuel R. Masucci, III, Chief Executive Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Frank Vallario, Chief Investment Officer of the Adviser
Donal Bishnoi, Portfolio Manager of the Adviser
Effective immediately, the Principal Investment Strategies section, tenth paragraph is revised to read as follows:
The Index is reconstituted annually in April. At the time of each reconstitution, the companies in the Index are equal weighted.
Effective immediately all references to inception date for the Fund is replaced with the inception date as follows:
Etho Climate Leadership U.S. ETF (ETHO) inception date November 19, 2015

Please retain this Supplement with your Summary Prospectus

Supplement dated September 30, 2019 to the

Summary Prospectus
dated January 31, 2019, as previously supplemented, of the

ETFMG Drone Economy Strategy ETF (IFLY)
(the “Fund”)

Effective immediately, James B. Francis no longer serves as a portfolio manager for the Fund or as Chief Investment Officer of ETF Managers Group LLC (the “Adviser”), and all references to Mr. Francis are deleted in their entirety.
Effective September 30, 2019, Frank Vallario and Donal Bishnoi, have been added as a portfolio manager for the Fund. Mr. Vallario will also serve the role of Chief Investment Officer of the Adviser. Samuel R. Masucci, III, Chief Executive Officer of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, will each continue to manage the Fund.
As a result of the above changes, the Fund’s portfolio management team is as follows:
Samuel R. Masucci, III, Chief Executive Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Frank Vallario, Chief Investment Officer of the Adviser
Donal Bishnoi, Portfolio Manager of the Adviser

Effective immediately all references to inception date for the Fund is replaced with the inception date as follows:
ETFMG Drone Economy Strategy ETF (IFLY) inception date March 9, 2016

Please retain this Supplement with your Summary Prospectus

Supplement dated September 30, 2019 to the

Summary Prospectus
dated January 31, 2019, as previously supplemented, of the

ETFMG Prime Mobile Payments ETF (IPAY)
(the “Fund”)

Effective immediately, James B. Francis no longer serves as a portfolio manager for the Fund or as Chief Investment Officer of ETF Managers Group LLC (the “Adviser”), and all references to Mr. Francis are deleted in their entirety.
Effective September 30, 2019, Frank Vallario and Donal Bishnoi, have been added as a portfolio manager for the Fund. Mr. Vallario will also serve the role of Chief Investment Officer of the Adviser. Samuel R. Masucci, III, Chief Executive Officer of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, will each continue to manage the Fund.
As a result of the above changes, the Fund’s portfolio management team is as follows:
Samuel R. Masucci, III, Chief Executive Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Frank Vallario, Chief Investment Officer of the Adviser
Donal Bishnoi, Portfolio Manager of the Adviser

Effective immediately all references to inception date for the Fund is replaced with the inception date as follows:
ETFMG Prime Mobile Payments ETF (IPAY) inception date July 16, 2016

Please retain this Supplement with your Summary Prospectus

Supplement dated September 30, 2019 to the

Summary Prospectus
dated January 31, 2019, as previously supplemented, of the

ETFMG Video Game Tech ETF (GAMR)
(the “Fund”)

Effective immediately, James B. Francis no longer serves as a portfolio manager for the Fund or as Chief Investment Officer of ETF Managers Group LLC (the “Adviser”), and all references to Mr. Francis are deleted in their entirety.
Effective September 30, 2019, Frank Vallario and Donal Bishnoi, have been added as a portfolio manager for the Fund. Mr. Vallario will also serve the role of Chief Investment Officer of the Adviser. Samuel R. Masucci, III, Chief Executive Officer of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, will each continue to manage the Fund.
As a result of the above changes, the Fund’s portfolio management team is as follows:
Samuel R. Masucci, III, Chief Executive Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Frank Vallario, Chief Investment Officer of the Adviser
Donal Bishnoi, Portfolio Manager of the Adviser

Effective immediately all references to inception date for the Fund is replaced with the inception date as follows:
ETFMG Video Game Tech ETF (GAMR) inception date March 9, 2016

Please retain this Supplement with your Summary Prospectus

Supplement dated September 30, 2019 to the

Summary Prospectus
dated January 31, 2019, as previously supplemented, of the

ETFMG Alternative Harvest ETF (MJ)
(the “Fund”)

Effective immediately, James B. Francis no longer serves as a portfolio manager for the Fund or as Chief Investment Officer of ETF Managers Group LLC (the “Adviser”), and all references to Mr. Francis are deleted in their entirety.
Effective September 30, 2019, Frank Vallario and Donal Bishnoi, have been added as a portfolio manager for the Fund. Mr. Vallario will also serve the role of Chief Investment Officer of the Adviser. Samuel R. Masucci, III, Chief Executive Officer of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, will each continue to manage the Fund.
As a result of the above changes, the Fund’s portfolio management team is as follows:
Samuel R. Masucci, III, Chief Executive Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Frank Vallario, Chief Investment Officer of the Adviser
Donal Bishnoi, Portfolio Manager of the Adviser

Effective immediately all references to inception date for the Fund is replaced with the inception date as follows:
ETFMG Alternative Harvest ETF (MJ) inception date December 3, 2015

Please retain this Supplement with your Summary Prospectus